Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Deposits
Schedule of components of deposits

	2019	2018
	(In Thousands)
Non-interest bearing	$12,886	$10,947
NOW accounts	30,950	28,376
Regular savings, tax escrow and demand clubs	25,500	27,478
Money market	33,392	31,880
Individual retirement accounts	6,774	6,477
Certificates of deposit	126,058	117,457

	$235,560	$222,615

Schedule of individual retirement accounts and certificates of deposit have scheduled maturities

2020	$96,523
2021	32,296
2022	1,903
2023	905
2024	1,205

$132,832

Schedule of interest expense on deposits

	2019	2018
	(In Thousands)
NOW accounts	$88	$92
Regular savings and demand clubs	164	147
Money market	330	345
Individual retirement accounts	116	85
Certificates of deposit	2,771	1,922

	$3,469	$2,591